Revenues - geographical distribution of revenues from external customers (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 5,651,502	$ 7,350,946	$ 3,513,788
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	348,570	557,639	571,216
USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	5,116,927	6,086,527	2,692,599
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	186,005	706,780	$ 249,973
Sale of electric boats
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,612,699	2,557,085
Sale of electric boats | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	348,570	557,639
Sale of electric boats | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,078,124	1,292,666
Sale of electric boats | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	186,005	706,780
Rental of electric boats
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	4,038,803	4,793,861
Rental of electric boats | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 4,038,803	$ 4,793,861